Segment information - Adjustment to EBITDA (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Gain on fair value adjustments (Note 29)	R$ 1,516,458,000	R$ 1,431,530,000	R$ 1,989,831,000
Loss from associates and joint ventures	(409,212,000)	(13,845,000)	(19,379,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss	88,871,000
Income from disposal and write-off of non-current assets	386,396,000	169,284,000	232,143,000
Provision/(reversals) for losses on ICMS credits (note 9.1)	193,152,000	130,726,000	348,628,000
Expenses on Asset Acquisition and Business Combinations	(82,426,000)	(34,065,000)	(25,171,000)
Write-off of wood inventory	(78,203,000)	(11,930,000)	(22,998,000)
Restructuring expenses	(59,725,000)	(1,205,000)	(8,974,000)
Other	8,526,000	4,588,000	68,110,000
Adjustments to EBITDA	R$ 209,947,000	R$ 1,065,887,000	R$ (1,264,428,000)